ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Accrued expenses	$ 65,941	$ 0
Accrued payroll liabilities	78,793	26,967
Individual Counterparty [Member]
Accounts payable	$ 181,543	$ 111,307
Accounts payable percentage	70.00%	60.00%
Service provider A [Member]
Accounts payable	$ 29,600	$ 29,600
Accounts payable percentage	12.00%	16.00%
Service provider B [Member]
Accounts payable	$ 45,000	$ 45,000
Accounts payable percentage	18.00%	24.00%